Other Income	12 Months Ended
Dec. 31, 2025
Disclosure of Other Income [Abstract]
Other Income
7.
OTHER INCOME

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	Years Ended December 31,
	2025	2024	2023
Interest income	$152	$480	$753
Government grants (note i)	279	301	464
Other income	63	708	—
Total	$494	$1,489	$1,217

Notes:

(i)
Included in the government grants are amounts of Australian Dollar (“AUD”) AUD 635 thousand (equivalent to approximately $408 thousand), AUD 460 thousand (equivalent to approximately $301 thousand), and AUD 423 thousand (equivalent to approximately $279 thousand), representing the unconditional subsidies from the Australian government specifically for supporting the research and development activities carried out in Australia for the years ended December 31, 2023, 2024, and 2025, respectively. The remaining amounts represent government subsidies in relation to the research and development activities in the US and the PRC. All the government grants provide immediate financial support with no future related expenses or other obligations.